UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR

                              FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2010

Check here if Amendment [  ]; Amendment Number:   __
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        SOCRATIC FUND MANAGEMENT, L.P.
Address:     101 JFK PARKWAY
             SHORT HILLS, NJ  07078


Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:        JONATHAN W. GIBSON
             ------------------
Title:       MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
             ----------------------------------------------------------
Phone:       (973) 921-4700
             --------------


      Signature                      Place                 Date of Signing
/S/ JONATHAN W. GIBSON          SHORT HILLS, NJ           OCTOBER 26, 2010
----------------------          ---------------           ----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total:            $ 105,869
                                                  (thousands)




List of Other Included Managers:                   NONE

                                       Title              Value    Share/
                                       of                 X        Prn      Share/  Put/  Investment  Other     Voting Authority
Name of Issuer                         Class  Cusip       $1000    Amount   Prn     Call  Discretion  Managers  Sole Shared None
--------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC CMN                  COM    057224107    4,260     100,000  SH            SOLE        No        X
CAL DIVE INTERNATIONAL, INC. CMN      COM    12802T101    2,735     500,000  SH            SOLE        No        X
CANADIAN NATURAL RESOURCES CMN        COM    136385101    7,785     225,000  SH            SOLE        No        X
CHEVRON CORPORATION CMN               COM    166764100    8,105     100,000  SH            SOLE        No        X
DIAMOND OFFSHORE DRILLING, INC*. CMN  COM    25271C102    6,777     100,000  SH            SOLE        No        X
ENSCO PLC SPON ADR                    COM    29358Q109    3,355      75,000  SH            SOLE        No        X
EXXON MOBIL CORPORATION CMN           COM    30231G102    7,724     125,000  SH            SOLE        No        X
KEY ENERGY SERVICES INC CMN           COM    492914106    1,664     175,000  SH            SOLE        No        X
MEMC ELECTRONIC MATERIAL COMMON STOCK COM    552715104    2,980     250,000  SH            SOLE        No        X
OCCIDENTAL PETROLEUM CORP CMN         COM    674599105    3,915      50,000  SH            SOLE        No        X
PETROCHINA CO LTD SPONSORED ADR       COM    71646E100    5,821      50,000  SH            SOLE        No        X
PIONEER DRILLING CO. CMN              COM    723655106    3,350     525,000  SH            SOLE        No        X
ROWAN COMPANIES INC CMN               COM    779382100    2,277      75,000  SH            SOLE        No        X
SPDR GOLD TRUST ETF                   ETF    78463V107   12,791     100,000  SH            SOLE        No                      X
SCHLUMBERGER LTD CMN                  COM    806857108    6,161     100,000  SH            SOLE        No        X
SUNCOR ENERGY INC. CMN                COM    867224107    6,510     200,000  SH            SOLE        No        X
CALL/SU @  40 EXP 01/22/2011          CALL   867224907       63     250,000  SH    CALL    SOLE        No                      X
SUPERIOR ENERGY SERVICES INC CMN      COM    868157108    2,669     100,000  SH            SOLE        No        X
TOTAL SA SPONSORED ADR CMN            COM    89151E109    2,580      50,000  SH            SOLE        No        X
WEATHERFORD INTERNATIONAL LTD CMN     COM    H27013103    4,703     275,000  SH            SOLE        No        X
TRANSOCEAN LTD. CMN                   COM    H8817H100    9,644     150,000  SH            SOLE        No        X
                                                         -------

                                                        105,869